Share-based compensation - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 USD ($)	Sep. 01, 2020 shares	Aug. 01, 2018 shares	Sep. 27, 2012 shares
Share Based Payment Arrangement [Line Items]
Percentage of entitlement to vest earn by employees	25.00%	25.00%
Share based compensation arrangement by share based payment award options granted	1,282,500	1,282,500	998,000	998,000
Share based compensation arrangement by share based payment award options outstanding intrinsic value | $	$ 404,409,000		$ 29,359,582,000		$ 39,471,589,000
Unrecognised share based compensation expenses | $	$ 2,298,328,000		$ 3,212,747,000
Weighted average vesting period	5 years 3 months 18 days	5 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days
Share based compensation expense recognized until the completion of a qualified IPO | $	$ 0
Share based compensation expense		¥ 14.4		¥ 55.0	$ 0
Employees and Non Employees [Member]
Share Based Payment Arrangement [Line Items]
Share based compensation arrangement by share based payment award options granted	1,282,500	1,282,500	998,000	998,000
Fair value of options granted amount | $	$ 2,900,000		$ 2,500,000
2012 Global Share Plan [Member]
Share Based Payment Arrangement [Line Items]
Shares reserved for future issuances								1,061,500
2018 Global Share Plan [Member]
Share Based Payment Arrangement [Line Items]
Shares reserved for future issuances						5,987,836	5,987,836
Amended 2018 Global Share Plan [Member]
Share Based Payment Arrangement [Line Items]
Shares reserved for future issuances						8,987,836